CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Series D Preferred Stock	Common Stock USD ($)	Exchangeable Common Stock USD ($)	Preferred Stock Series D Preferred Stock USD ($)	Preferred Stock Series E Preferred Stock USD ($)	Deposit on Triad USD ($)	Additional Paid in Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss USD ($)	Treasury Stock USD ($)	Unearned Common Shares in KSOP USD ($)	Non-controlling Interest USD ($)
BALANCE at Dec. 31, 2009	$ 39,318,000		$ 506,000	$ 0	$ 0	$ 0	$ (1,310,000)	$ 71,936,000	$ (33,135,000)	$ 0	$ 0	$ 0	$ 1,321,000
BALANCE (in shares) at Dec. 31, 2009			50,591,000	0	0	0
Increase (Decrease) in Shareholders' Equity
Share based compensation (in shares)			2,539,000
Share based compensation	6,380,000		25,000					6,355,000
Stock Options surrendered by holder for cash payment	(116,000)							(116,000)
Issued shares as Employer Match on 401K	0
Issued shares of Common Stock for payment of commitment fee and services for the year ended December 31, 2011 and 2010, respectively (in shares)			56,000
Issued shares of Common Stock for payment of commitment fee and services for the years ended December 31, 2011 and 2010, respectively	165,000		1,000					164,000
Issued shares of Series C Preferred Stock for cash	(1,419,000)							(1,419,000)
Issued shares of stock for cash (in shares)			10,832,000
Issued shares of Common Stock for cash	38,678,000		108,000					38,570,000
Issued shares of Common Stock upon exercise of warrants and options (in shares)			7,590,000
Issued shares of Common Stock upon exercise of warrants and options	16,232,000		76,000					16,156,000
Issued shares of Common Stock upon redemption of Series B Convertible Preferred Stock (in shares)			1,000,000
Issued shares of Common Stock upon redemption of Series B Convertible Preferred Stock	3,732,000		10,000					3,722,000
Preferred dividends	(2,467,000)								(2,467,000)
Common stock returned to treasury and on Triad Acquisition for the years ended December 31, 2012 and 2010, respectively	0						1,310,000				(1,310,000)
Loan of 153,300 shares to KSOP	(604,000)											(604,000)
Issued shares of common stock for acquisition of assets (in shares)			2,255,000
Issued shares of common stock for acquisition of assets	17,094,000		23,000					17,071,000
Purchase of outstanding non-controlling interest in a subsidiary	0
Net income (loss)	(13,671,000)								(13,800,000)				129,000
BALANCE at Dec. 31, 2010	103,322,000		749,000	0	0	0	0	152,439,000	(49,402,000)	0	(1,310,000)	(604,000)	1,450,000
BALANCE (in shares) at Dec. 31, 2010			74,863,000	0	0	0
Increase (Decrease) in Shareholders' Equity
Share based compensation (in shares)			121,000
Share based compensation	25,057,000		1,000					25,056,000
Issued shares as Employer Match on 401K	0
Issued shares of Common Stock for payment of commitment fee and services for the year ended December 31, 2011 and 2010, respectively (in shares)			166,000
Issued shares of Common Stock for payment of commitment fee and services for the years ended December 31, 2011 and 2010, respectively	779,000		2,000					777,000
Issued shares of Series C Preferred Stock for cash	(689,000)							(689,000)
Issued shares of stock for cash (in shares)		1,437,558	1,714,000
Issued shares of Common Stock for cash	13,892,000		17,000					13,875,000
Issued shares of Preferred Stock for Cash (in cash)					1,438,000
Issued shares of Preferred Stock for cash	65,689,000				71,878,000			(6,189,000)
Issued shares of Common Stock upon exercise of warrants and options (in shares)			6,293,000
Issued shares of Common Stock upon exercise of warrants and options	7,618,000		63,000					7,555,000
Preferred dividends	(14,007,000)								(14,007,000)
Issued 12,875,093 warrants for payment of dividends on common stock with fair market value of $6.7 million	0
Issued 378,174 warrants for payment of dividends on MHR Exchangeco Corporation's exchangeable common stock with fair market value of $197 thousand	0
Issued shares of common stock for acquisition of assets (in shares)			45,713,000
Issued shares of common stock for acquisition of assets	342,734,000		456,000					342,278,000
Issued shares of Common Stock to employees for change in control payments for NGAS Resources (in shares)			351,000
Issued shares of Common Stock to employees for change in control payments for NGAS Resources	2,802,000		4,000					2,798,000
Issued 138,388 warrants in replacement of NGAS Resources warrants	190,000							190,000
Issued common units of Eureka Hunter Holdings for asset acquisition / Noncontrolling interest acquired in NGAS acqusition for the years ended December 31, 2012 and 2011, respectively	497,000												497,000
Issued exchangeable shares for acquisition of NuLoch Resources (in shares)				4,276,000
Issued exchangeable shares for acquisition of NuLoch Resources	31,643,000			43,000				31,600,000
Common stock issued upon exchange of MHR Exchangeco Corporation's exchangeable shares (in shares)			582,000	(582,000)
Issued shares of common stock upon exchange of MHR Exchangeco Corporation's exchangeable shares	0		6,000	(6,000)
Purchase of outstanding non-controlling interest in a subsidiary	0
Net income (loss)	(76,412,000)								(76,661,000)				249,000
Other comprehensive income:
Foreign currency translation	(12,477,000)									(12,477,000)
Unrealized gain on available for sale securities	14,000									14,000
BALANCE at Dec. 31, 2011	490,652,000		1,298,000	37,000	71,878,000	0	0	569,690,000	(140,070,000)	(12,463,000)	(1,310,000)	(604,000)	2,196,000
BALANCE (in shares) at Dec. 31, 2011			129,803,000	3,694,000	1,438,000	0
Increase (Decrease) in Shareholders' Equity
Share based compensation (in shares)			108,000
Share based compensation	15,696,000		1,000					15,695,000
Issued shares as Employer Match on 401K (in shares)			199,000
Issued shares as Employer Match on 401K	874,000		2,000					872,000
Issued shares of stock for cash (in shares)		2,771,263	35,000,000
Issued shares of Common Stock for cash	148,241,000		350,000					147,891,000
Issued shares of Preferred Stock for Cash (in cash)					2,771,000	1,000
Issued shares of Preferred Stock for cash	144,635,000				138,563,000	25,000,000		(18,928,000)
Issued shares of Common Stock upon exercise of warrants and options (in shares)			1,438,000
Issued shares of Common Stock upon exercise of warrants and options	2,331,000		14,000					2,317,000
Preferred dividends	(34,706,000)								(34,706,000)
Common stock returned to treasury and on Triad Acquisition for the years ended December 31, 2012 and 2010, respectively	0										(604,000)	604,000
Issued shares of common stock for acquisition of assets (in shares)			297,000
Issued shares of common stock for acquisition of assets	1,902,000		3,000					1,899,000
Issued shares of Preferred Stock for acquisition of assets (in shares)						3,000
Issued shares of Preferred Stock for acquisition of assets	64,968,000					69,371,000		(4,403,000)
Issued common units of Eureka Hunter Holdings for asset acquisition / Noncontrolling interest acquired in NGAS acqusition for the years ended December 31, 2012 and 2011, respectively	12,453,000												12,453,000
Common stock issued upon exchange of MHR Exchangeco Corporation's exchangeable shares (in shares)			3,188,000	(3,188,000)
Issued shares of common stock upon exchange of MHR Exchangeco Corporation's exchangeable shares	0		32,000	(32,000)
Purchase of outstanding non-controlling interest in a subsidiary	(497,000)												(497,000)
Shares of Series E Preferred Stock received in reimbursement	(1,750,000)										(1,750,000)
Net income (loss)	(136,721,000)								(132,708,000)				(4,013,000)
Other comprehensive income:
Foreign currency translation	3,883,000									3,883,000
Unrealized gain on available for sale securities	(309,000)									(309,000)
BALANCE at Dec. 31, 2012	$ 711,652,000		$ 1,700,000	$ 5,000	$ 210,441,000	$ 94,371,000	$ 0	$ 715,033,000	$ (307,484,000)	$ (8,889,000)	$ (3,664,000)	$ 0	$ 10,139,000
BALANCE (in shares) at Dec. 31, 2012			170,033,000	506,000	4,209,000	4,000